Provision (Benefit) for Income Taxes Reconciliation of Unrecognized Tax Benefits Table (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance at beginning of period	$ 50	$ 55
Reductions for tax positions of prior years	0	(4)
Changes due to currency translation	0	(1)
Balance at end of period	$ 50	$ 50